Risk Management (Details) - Schedule of allowance and exposure at default (EAD) of the loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance And Exposure At Default Ead Of The Loans Abstract
Loans and account receivable	$ 308,586	$ 373,506
Allowance for ECL – discounted cash flow methodology	105,837	87,418
Loans and account receivable (commercial, mortgage and consumer loans)	38,420,815	36,155,556
Allowance for ECL – collective basis	$ 1,074,430	$ 964,016